As filed with the Securities and Exchange Commission on February 25, 2011

Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549

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FORM N-1A
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Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 264	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 268	☒

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MARKET VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)
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335 Madison Avenue, 19th Floor
New York, New York 10017
(Address of Principal Executive Offices)
(212) 293-2000
Registrant’s Telephone Number
Joseph J. McBrien, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

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Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

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Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

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IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

Immediately upon filing pursuant to paragraph (b)
X	On March 18, 2011 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 221 to its Registration Statement until March 18, 2011. Parts A, B and C of Registrant’s Post-Effective Amendment No. 221 under the Securities Act of 1933 and No. 225 under the Investment Company Act of 1940, filed on December 14, 2010, are incorporated by reference herein.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of February, 2011.

MARKET VECTORS ETF TRUST

By:	/s/ Jan F. van Eck*
Name: Jan F. van Eck
Title: President and Chief Executive
Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	February 25, 2011
David H. Chow

/s/ R. Alastair Short*	Trustee	February 25, 2011
R. Alastair Short

/s/ Richard D. Stamberger*	Trustee	February 25, 2011
Richard D. Stamberger

/s/ Jan F. van Eck*	President, Chief	February 25, 2011
Jan F. van Eck	Executive Officer and
Trustee

/s/ Bruce J. Smith*	Chief Financial Officer	February 25, 2011
Bruce J. Smith

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact